Group entities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Ownership interest in subsidiaries

	Principal place	Ownership interest
	of business	2017	2016

Subsidiaries:
Cameco Fuel Manufacturing Inc.	Canada	100%	100%
Cameco Marketing Inc.	Canada	100%	-
Cameco Inc.	US	100%	100%
Power Resources, Inc.	US	100%	100%
Crow Butte Resources, Inc.	US	100%	100%
NUKEM, Inc.	US	100%	-
NUKEM Investments GmbH	Germany	100%	100%
Cameco Australia Pty. Ltd.	Australia	100%	100%
Cameco Europe Ltd.	Switzerland	100%	100%